Term Loan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Term Loan

Term loan consist of the following (in thousands):

	September 30, 2020	December 31, 2019
Principal of term loan	$30,000	$30,000
Unamortized debt discount	(348)	(939)

Total term loan	29,652	29,061
Less: term loan, current	—	(7,500)

Term loan, noncurrent	$29,652	$21,561

Term loans consist of the following (in thousands):

	December 31,
	2018	2019
Principal of Perceptive term loan	$30,000	$30,000
Unamortized discount	(1,654)	(939)

Term loan, current and noncurrent	28,346	29,061
Less: term loan, current	—	(7,500)

Term loan, noncurrent	$28,346	$21,561

Summary of Debt Maturities	As of December 31, 2019, debt maturities for the next five years are as follows (in thousands):

2020	$7,500
2021	22,500

$30,000